Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Cash flows from operating activities:
Net loss	$ (2,845,813)	$ (2,746,267)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	12,267	11,976
Stock option compensation expense	49,181	49,185
Share-based compensation - common stock	2,125	$ 4,038
Common stock and warrants issued to consultants	$ 182,600
Bad debt expense		$ 79,500
Debt discount amortization	$ 265,358	185,525
Noncash finance charges		18,434
Unrealized loss on derivative instruments	$ 41,694	79,351
Loss on conversion of notes	$ 2,588	48,788
Loss on settlement of note and warrant		132,301
Changes in assets and liabilities:
Receivables	$ (183)	(171,883)
Prepaid expenses and other current assets	191,249	(50,888)
Inventory	40,000	150,000
Accounts payable, accrued expenses and other liabilities	936,494	1,417,832
Deferred revenue	(13,286)	13,287
Net cash used in operating activities	(1,135,726)	(778,821)
Cash flows from investing activities:
Purchase of property and equipment	(4,700)	(47,688)
Cash used in investing activities	(4,700)	(47,688)
Cash flows from financing activities:
Proceeds from note payable	857,000	120,000
Repayment of note and warrant settlement	(42,500)	(242,000)
Proceeds from common stock and warrants	365,000	892,000
Net cash provided by financing activities	1,179,500	770,000
Net increase (decrease) in cash	39,074	(56,509)
Cash at beginning of period	5,745	57,009
Cash at end of period	$ 44,819	$ 500